Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	BioPlus Acquisition Corp.
Entity Central Index Key	0001856653
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1583872
Entity Address, Address Line One	260 Madison Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10026
City Area Code	212
Local Phone Number	287-4092
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false
Entity Primary SIC Number	6770
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	260 Madison Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10026
City Area Code	212
Local Phone Number	287-4092
Contact Personnel Name	Ross Haghighat